4. Intangible Assets	12 Months Ended
Mar. 31, 2017
Notes
4. Intangible Assets

4. INTANGIBLE ASSETS

Intangible assets include intellectual properties and customer relationships relating to the Prolieve technology, acquired at a cost of $2,500,000. These assets are being amortized on a straight-line basis over 10 years; amortization expense was $246,212 for each of the years ended March 31, 2017, 2016 and 2015, respectively.

Future amortization expense related to the net carrying amount of intangible assets is estimated to be as follows:

2018	$ 246,212
2019	246,212
2020	246,212
2021	246,212
2022	246,212
Sub-total	1,231,060
2023	62,491
Total	$ 1,293,551